Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Credit Loss, Additional Improvements [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – accounts receivable, Net

At December 31, 2021 and 2020, accounts receivable, net consisted of the following:

	As of December 31,
	2021	2020
Accounts receivable	$2,536,589	$2,427,507
Less: allowance for doubtful accounts	(179,475)	$(298,224)
Accounts receivable, net	$2,357,114	$2,129,283
Accounts receivable – related parties, net	$414,639	$696,086
Non-current accounts receivable	$3,134,361	$2,009,766
Non-current accounts receivable-related parties	$548,395	$813,297

The allowance for the doubtful accounts at December 31, 2021 and 2020, totaled $179,475 and $298,224, respectively, representing management best estimate. The following table describes the movements in the allowance for doubtful accounts during the years ended December 31, 2021 and 2020:

Balance at January 1, 2020	$307,026
Decrease in allowance for doubtful accounts	(27,696)
Foreign exchange difference	18,894
Balance at December 31, 2020	$298,224
Decrease in allowance for doubtful accounts	(124,881)
Foreign exchange difference	6,132
Balance at December 31, 2021	$179,475

The Company reviews the outstanding receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. For the years ended December 31, 2021 and 2020, doubtful accounts recovery for accounts receivable amounted to $124,881 and $27,696, respectively.